Filed pursuant to Rule 497(e)

File Nos. 033-68666 and 811-08004

Aston Funds

ASTON/Anchor Capital Enhanced Equity Fund	ASTON/Montag & Caldwell Growth Fund
ASTON/Cornerstone Large Cap Value Fund	ASTON/Montag & Caldwell Mid Cap Growth Fund
ASTON/DoubleLine Core Plus Fixed Income Fund	ASTON/Pictet International Fund
ASTON/Fairpointe Mid Cap Fund	ASTON/River Road Dividend All Cap Value Fund
ASTON/Fairpointe Focused Equity Fund	ASTON/River Road Dividend All Cap Value Fund II
ASTON/Guardian Capital Global Dividend Fund	ASTON/River Road Long-Short Fund
ASTON/Herndon Large Cap Value Fund	ASTON/River Road Select Value Fund
ASTON/Lake Partners LASSO Alternatives Fund	ASTON/River Road Small Cap Value Fund
ASTON/LMCG Small Cap Growth Fund	ASTON/Silvercrest Small Cap Fund
ASTON/Montag & Caldwell Balanced Fund

(Statutory Prospectus, dated February 29, 2016, and Statement of Additional Information, dated February 29, 2016, as supplemented April 1, 2016)

ASTON Small Cap Fund

(Statutory Prospectus, dated February 29, 2016, as supplemented May 6, 2016, and Statement of Additional Information, dated February 29, 2016, as supplemented April 1, 2016 and May 6, 2016)

ASTON/Value Partners Asia Dividend Fund

(Statutory Prospectus, dated December 15, 2015, as supplemented March 2, 2016, and Statement of Additional Information, dated December 15, 2015, as supplemented March 2, 2016 and April 1, 2016)

ASTON/River Road Focused Absolute Value Fund

(Statutory Prospectus, dated October 30, 2015, as supplemented March 2, 2016, and Statement of Additional Information, dated October 30, 2015, as supplemented March 2, 2016 and April 1, 2016)

Supplement dated July 20, 2016 to the

Statutory Prospectuses and Statements of Additional Information dated as noted above.

IMPORTANT NOTICE

This supplement provides new and additional information beyond that contained in the Statutory Prospectuses and Statements of Additional Information and should be retained and read in conjunction with the Prospectuses. Keep it for future reference.

The following information supplements and supersedes any information to the contrary relating to ASTON/Anchor Capital Enhanced Equity Fund, ASTON/Cornerstone Large Cap Value Fund, ASTON/DoubleLine Core Plus Fixed Income Fund, ASTON/Fairpointe Mid Cap Fund, ASTON/Fairpointe Focused Equity Fund, ASTON/Guardian Capital Global Dividend Fund, ASTON/Herndon Large Cap Value Fund, ASTON/Lake Partners LASSO Alternatives Fund, ASTON/LMCG Small Cap Growth Fund, ASTON/Montag & Caldwell Balanced Fund, ASTON/Montag & Caldwell Growth Fund, ASTON/Montag & Caldwell Mid Cap Growth Fund, ASTON/Pictet International Fund, ASTON/River Road Dividend All Cap Value Fund, ASTON/River Road Dividend All Cap Value Fund II, ASTON/River Road Long-Short Fund, ASTON/River Road Select Value Fund, ASTON/River Road Small Cap Value Fund, ASTON/Silvercrest Small Cap Fund, ASTON Small Cap Fund, ASTON/Value Partners Asia Dividend Fund and ASTON/River Road Focused Absolute Value Fund, each a series of Aston Funds (each, a “Fund” and collectively, the “Funds”), contained in the Funds’ Statutory Prospectuses and Statements of Additional Information (the “SAIs”), dated as noted above.

As described under “Shareholder Information – Exchanging Shares” in the Statutory Prospectuses and “Description of Shares – JPMorgan Liquid Assets Money Market Fund Exchange Option” in the SAIs, shareholders may currently exchange their shares of the Funds through Aston Asset Management, LLC (the “Adviser”) for shares in the Agency Share Class of the JPMorgan Liquid Assets Money Market Fund (the “JPMorgan Fund”). Effective September 23, 2016, shareholders of the Funds with existing accounts in the JPMorgan Fund will no longer be able to exchange their shares of the Funds through the Adviser for shares of the JPMorgan Fund. Effective August 1, 2016, shareholders of the Funds may exchange their shares of the Funds through the Adviser for Agency Shares of the Dreyfus Government Cash Management Fund (the “Dreyfus Fund”). Also effective August 1, 2016, the Adviser will no longer accept new accounts in the JPMorgan Fund. There is no minimum purchase requirement to exchange into the Dreyfus Fund if you exchange out of a Fund through the Adviser. The Dreyfus Fund is advised, offered and distributed by The Dreyfus Corporation and its affiliates, but an investor may place an exchange order in the same manner as the investor places other exchange orders and as described in the Funds’ Statutory Prospectuses.

For more information, please call Aston Funds: 800-992-8151 or visit our website at www.astonfunds.com.

SUP PRO SAI ASTON 0716